THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL

CHINA EQUITY ETF

JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value
CHINA — 99.3%
Communication Services — 2.5%
Focus Media Information Technology, Cl A	550,500	$801,784
Mango Excellent Media, Cl A	10,500	111,487
		913,271
Consumer Discretionary — 13.5%
Changzhou Xingyu Automotive Lighting Systems, Cl A	2,500	87,341
China Tourism Group Duty Free, Cl A	13,400	622,416
Ecovacs Robotics, Cl A	18,000	635,433
Guangzhou Restaurant Group, Cl A	134,120	533,918
Haier Smart Home, Cl A	182,470	731,761
Oppein Home Group, Cl A	5,700	125,242
Yantai Tayho Advanced Materials, Cl A	368,795	1,157,042
Zhejiang Cfmoto Power, Cl A	3,700	71,058
Zhejiang Supor, Cl A	95,700	944,876
		4,909,087
Consumer Staples — 13.1%
By-health, Cl A	23,300	118,648
Chongqing Brewery, Cl A	30,600	937,534
Foshan Haitian Flavouring & Food, Cl A	47,944	956,899
Kweichow Moutai, Cl A	3,900	1,241,498
Shanxi Xinghuacun Fen Wine Factory, Cl A	14,624	1,014,039
Sichuan Swellfun, Cl A	20,800	406,770
Tsingtao Brewery, Cl A *	5,000	89,501
		4,764,889
Energy — 1.4%
China Petroleum & Chemical, Cl A	615,700	415,495
PetroChina, Cl A	116,700	95,551
		511,046
Financials — 20.0%
Bank of Ningbo, Cl A	64,800	390,855
China Merchants Bank, Cl A	360,500	3,023,672
Guotai Junan Securities, Cl A	163,700	434,280
Hithink RoyalFlush Information Network, Cl A	27,000	471,309
Industrial Bank, Cl A	212,500	675,898
Industrial Securities, Cl A	425,600	636,340
Ping An Bank, Cl A	183,000	640,699
Ping An Insurance Group of China, Cl A	98,700	981,982
		7,255,035
Health Care — 13.5%
Blue Sail Medical, Cl A	177,300	572,170
Dian Diagnostics Group, Cl A	98,700	585,095
Guangdong Hybribio Biotech, Cl A	19,637	100,330
Guangzhou Kingmed Diagnostics Group, Cl A	53,101	1,313,132
Intco Medical Technology, Cl A	9,900	191,232
Maccura Biotechnology, Cl A	52,500	342,018

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL

CHINA EQUITY ETF

JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Health Care (continued)
Qingdao Haier Biomedical, Cl A	33,905	$551,540
Shanghai Pharmaceuticals Holding, Cl A	207,700	679,276
Shenyang Xingqi Pharmaceutical, Cl A	2,800	61,120
Tianjin Ringpu Bio-Technology, Cl A	13,900	72,761
WuXi AppTec, Cl A	17,040	412,994
		4,881,668
Industrials — 14.9%
China International Marine Containers Group, Cl A *	49,700	139,849
China Railway Group, Cl A	85,800	69,587
China State Construction Engineering, Cl A	655,880	472,050
COSCO SHIPPING Holdings, Cl A *	385,602	1,822,714
CTS International Logistics, Cl A *	29,800	64,989
Hubei Feilihua Quartz Glass, Cl A	10,482	78,232
Sany Heavy Industry, Cl A	162,600	731,604
Shenzhen Inovance Technology, Cl A	24,250	278,726
Sichuan Road & Bridge, Cl A	483,000	468,732
Sunward Intelligent Equipment, Cl A	311,200	413,273
Weichai Power, Cl A	46,700	129,167
Zhuzhou Kibing Group, Cl A	155,600	446,990
Zoomlion Heavy Industry Science and Technology, Cl A	189,900	271,586
		5,387,499
Information Technology — 8.0%
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	8,300	164,334
BOE Technology Group, Cl A	788,700	761,740
Chaozhou Three-Circle Group, Cl A	18,200	119,496
Guangzhou Shiyuan Electronic Technology, Cl A	36,268	697,702
Shanghai Baosight Software, Cl A	22,360	176,157
Shanghai Huace Navigation Technology, Cl A	143,184	755,939
Shenzhen Topband, Cl A	48,500	135,046
Zhuzhou Hongda Electronics, Cl A	6,600	72,008
		2,882,422
Materials — 11.1%
Angang Steel, Cl A	797,100	549,014
China Jushi, Cl A	169,465	406,820
CSG Holding	298,523	473,138
Huafon Chemical, Cl A	215,200	472,978
Maanshan Iron & Steel, Cl A	1,124,400	746,601
Shandong Hualu Hengsheng Chemical, Cl A	212,720	1,019,012
Tangshan Sanyou Chemical Industries, Cl A	122,200	191,220
Wanhua Chemical Group, Cl A	9,600	161,693
		4,020,476
Real Estate — 1.3%
Greenland Holdings, Cl A	425,500	358,927

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL

CHINA EQUITY ETF

JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Real Estate (continued)
Jiangsu Zhongnan Construction Group, Cl A	114,900	$105,282
		464,209
TOTAL COMMON STOCK
(Cost $35,437,616)		35,989,602

TOTAL INVESTMENTS— 99.3%
(Cost $35,437,616)		$35,989,602

Percentages are based on Net Assets of $36,261,409.
*	Non-income producing security.

Cl — Class

As of June 30, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

RAY-QH-001-0200